Liberty All-Star® Equity Fund	Schedule of Investments
September 30, 2019 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (97.86%)
COMMUNICATION SERVICES (5.92%)
Diversified Telecommunication Services (1.29%)
AT&T, Inc.	233,300	$8,828,072
Verizon Communications, Inc.	141,100	8,516,796
		17,344,868
Interactive Media & Services (3.90%)
Alphabet, Inc., Class C(a)	21,275	25,934,225
Facebook, Inc., Class A(a)	113,726	20,252,326
Twitter, Inc.(a)	155,000	6,386,000
		52,572,551
Media (0.73%)
Interpublic Group of Cos., Inc.	329,201	7,097,574
Omnicom Group, Inc.	35,326	2,766,026
		9,863,600
CONSUMER DISCRETIONARY (12.37%)
Auto Components (0.69%)
Lear Corp.	79,050	9,319,995

Automobiles (0.56%)
Ford Motor Co.	822,817	7,537,004

Hotels, Restaurants & Leisure (0.88%)
Yum! Brands, Inc.	104,980	11,907,881

Household Durables (2.21%)
Lennar Corp., Class A	117,000	6,534,450
Lennar Corp., Class B	2,500	110,925
Mohawk Industries, Inc.(a)	55,744	6,916,158
Newell Brands, Inc.	494,422	9,255,580
Sony Corp.(b)(c)	117,000	6,918,210
		29,735,323
Internet & Direct Marketing Retail (2.55%)
Amazon.com, Inc.(a)	15,145	26,290,357
Booking Holdings, Inc.(a)	4,125	8,095,766
		34,386,123
Multiline Retail (0.64%)
Dollar Tree, Inc.(a)	76,100	8,687,576

Specialty Retail (3.17%)
Home Depot, Inc.	69,445	16,112,629
Lowe's Cos., Inc.	122,977	13,522,551
TJX Cos., Inc.	140,093	7,808,784

See Notes to Schedule of Investments.

Liberty All-Star® Equity Fund	Schedule of Investments
September 30, 2019 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Specialty Retail (continued)
Ulta Beauty, Inc.(a)	20,771	$5,206,251
		42,650,215
Textiles, Apparel & Luxury Goods (1.67%)
Gildan Activewear, Inc.	84,164	2,987,822
NIKE, Inc., Class B	107,951	10,138,758
PVH Corp.	105,879	9,341,704
		22,468,284
CONSUMER STAPLES (5.89%)
Beverages (0.95%)
Coca-Cola Co.	142,000	7,730,480
Monster Beverage Corp.(a)	87,300	5,068,638
		12,799,118
Food & Staples Retailing (0.86%)
Costco Wholesale Corp.	25,400	7,317,994
Walgreens Boots Alliance, Inc.	77,000	4,258,870
		11,576,864
Food Products (3.12%)
Archer-Daniels-Midland Co.	180,700	7,421,349
Conagra Brands, Inc.	266,514	8,176,650
Mondelez International, Inc., Class A	350,319	19,379,647
Tyson Foods, Inc., Class A	81,000	6,977,340
		41,954,986
Personal Products (0.96%)
Estee Lauder Cos., Inc., Class A	33,489	6,662,636
Unilever NV	105,000	6,303,150
		12,965,786
ENERGY (6.13%)
Energy Equipment & Services (2.67%)
Baker Hughes, a GE co.	286,192	6,639,654
Halliburton Co.	1,045,733	19,712,067
National Oilwell Varco, Inc.	452,139	9,585,347
		35,937,068
Oil, Gas & Consumable Fuels (3.46%)
Cabot Oil & Gas Corp.	314,863	5,532,143
Cenovus Energy, Inc.	528,447	4,956,833
ConocoPhillips	128,900	7,344,722
Marathon Oil Corp.	569,810	6,991,569
Occidental Petroleum Corp.	155,100	6,897,297
Phillips 66	70,000	7,168,000
Pioneer Natural Resources Co.	25,500	3,207,135

See Notes to Schedule of Investments.

Liberty All-Star® Equity Fund	Schedule of Investments
September 30, 2019 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Royal Dutch Shell PLC, Class A(c)	77,126	$4,538,865
		46,636,564
FINANCIALS (16.62%)
Banks (6.15%)
Banco Bilbao Vizcaya Argentaria SA(b)(c)	810,000	4,212,000
Bank of America Corp.	602,603	17,577,930
BB&T Corp.	159,300	8,501,841
BOK Financial Corp.	42,000	3,324,300
Citigroup, Inc.	161,935	11,186,470
Commerce Bancshares, Inc.	67,500	4,093,875
Cullen/Frost Bankers, Inc.	38,000	3,364,900
East West Bancorp, Inc.	94,300	4,176,547
JPMorgan Chase & Co.	108,487	12,767,835
Mitsubishi UFJ Financial Group, Inc.(c)	650,000	3,302,000
Wells Fargo & Co.	206,430	10,412,329
		82,920,027
Capital Markets (3.50%)
Ameriprise Financial, Inc.	48,500	7,134,350
Bank of New York Mellon Corp.	160,400	7,251,684
Charles Schwab Corp.	125,500	5,249,665
Goldman Sachs Group, Inc.	31,782	6,586,184
KKR & Co., Inc., Class A	169,926	4,562,513
Morgan Stanley	177,414	7,570,255
S&P Global, Inc.	20,800	5,095,584
UBS Group AG	325,600	3,682,536
		47,132,771
Consumer Finance (1.30%)
Capital One Financial Corp.	192,039	17,471,708

Diversified Financial Services (0.94%)
AXA Equitable Holdings, Inc.	331,351	7,342,738
Voya Financial, Inc.	97,006	5,281,007
		12,623,745
Insurance (4.73%)
Allstate Corp.	82,200	8,933,496
American International Group, Inc.	351,890	19,600,273
Axis Capital Holdings, Ltd.	89,225	5,953,092
Chubb, Ltd.	79,834	12,888,401
Marsh & McLennan Cos., Inc.	85,700	8,574,285
MetLife, Inc.	166,053	7,831,059
		63,780,606

See Notes to Schedule of Investments.

Liberty All-Star® Equity Fund	Schedule of Investments
September 30, 2019 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
HEALTH CARE (14.54%)
Biotechnology (1.83%)
Alexion Pharmaceuticals, Inc.(a)	25,400	$2,487,676
Amgen, Inc.	67,530	13,067,730
BioMarin Pharmaceutical, Inc.(a)	45,300	3,053,220
Regeneron Pharmaceuticals, Inc.(a)	21,804	6,048,430
		24,657,056
Health Care Equipment & Supplies (4.92%)
Abbott Laboratories	230,817	19,312,458
Alcon, Inc.(a)	94,313	5,497,505
Align Technology, Inc.(a)	23,749	4,296,669
Becton Dickinson and Co.	31,241	7,902,723
Boston Scientific Corp.(a)	73,044	2,972,160
Danaher Corp.	129,680	18,729,683
Medtronic PLC	70,000	7,603,400
		66,314,598
Health Care Providers & Services (3.33%)
Acadia Healthcare Co., Inc.(a)	9,586	297,933
Cardinal Health, Inc.	248,647	11,733,652
Cigna Corp.	46,457	7,051,708
CVS Health Corp.	135,000	8,514,450
McKesson Corp.	52,029	7,110,283
UnitedHealth Group, Inc.	46,691	10,146,888
		44,854,914
Life Sciences Tools & Services (0.87%)
Illumina, Inc.(a)	38,691	11,770,576

Pharmaceuticals (3.59%)
Johnson & Johnson	59,300	7,672,234
Merck & Co., Inc.	99,900	8,409,582
Mylan NV(a)	205,038	4,055,652
Novartis AG(c)	68,000	5,909,200
Novo Nordisk A/S(c)	129,309	6,685,275
Pfizer, Inc.	191,300	6,873,409
Zoetis, Inc.	69,800	8,696,382
		48,301,734
INDUSTRIALS (8.55%)
Aerospace & Defense (1.70%)
General Dynamics Corp.	34,000	6,212,820
Northrop Grumman Corp.	23,400	8,770,086
Raytheon Co.	40,300	7,906,457
		22,889,363

See Notes to Schedule of Investments.

Liberty All-Star® Equity Fund	Schedule of Investments
September 30, 2019 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Building Products (1.04%)
Allegion PLC	68,500	$7,100,025
Johnson Controls International PLC	156,000	6,846,840
		13,946,865
Commercial Services & Supplies (1.03%)
Waste Connections, Inc.	61,000	5,612,000
Waste Management, Inc.	72,300	8,314,500
		13,926,500
Industrial Conglomerates (0.78%)
General Electric Co.	1,178,708	10,537,650

Machinery (2.51%)
Oshkosh Corp.	90,500	6,859,900
Parker-Hannifin Corp.	37,000	6,682,570
Stanley Black & Decker, Inc.	51,049	7,371,986
Wabtec Corp.	95,547	6,866,007
Xylem, Inc.	75,500	6,011,310
		33,791,773
Professional Services (1.49%)
IHS Markit, Ltd.(a)	176,632	11,813,148
TransUnion	101,800	8,256,998
		20,070,146
INFORMATION TECHNOLOGY (20.47%)
Communications Equipment (0.56%)
Cisco Systems, Inc.	151,800	7,500,438

IT Services (6.56%)
Automatic Data Processing, Inc.	47,051	7,594,972
Cognizant Technology Solutions Corp., Class A	119,301	7,189,675
FleetCor Technologies, Inc.(a)	27,877	7,994,566
Mastercard, Inc., Class A	34,255	9,302,630
PayPal Holdings, Inc.(a)	275,498	28,538,838
Visa, Inc., Class A	161,390	27,760,694
		88,381,375
Semiconductors & Semiconductor Equipment (2.41%)
ASML Holding N.V.	14,771	3,669,412
Broadcom Ltd.	27,300	7,536,711
Intel Corp.	146,400	7,543,992
Microchip Technology, Inc.	89,000	8,268,990
NVIDIA Corp.	31,143	5,421,062
		32,440,167

See Notes to Schedule of Investments.

Liberty All-Star® Equity Fund	Schedule of Investments
September 30, 2019 (Unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Software (10.37%)
Adobe, Inc.(a)	95,265	$26,316,956
ANSYS, Inc.(a)	39,000	8,633,040
Autodesk, Inc.(a)	71,943	10,625,981
Intuit, Inc.	32,936	8,759,000
Microsoft Corp.	177,321	24,652,939
Oracle Corp.	229,844	12,648,315
salesforce.com, Inc.(a)	146,433	21,736,515
ServiceNow, Inc.(a)	48,081	12,205,362
Splunk, Inc.(a)	48,900	5,763,354
Trade Desk, Inc., Class A(a)	16,344	3,065,317
Workday, Inc., Class A(a)	31,145	5,293,404
		139,700,183
Technology Hardware, Storage & Peripherals (0.57%)
Hewlett Packard Enterprise Co.	509,076	7,722,683

MATERIALS (2.67%)
Chemicals (2.08%)
Ecolab, Inc.	40,899	8,099,638
EI du Pont de Nemours & Co.	105,151	7,498,318
Linde PLC	29,388	5,693,043
PPG Industries, Inc.	57,000	6,755,070
		28,046,069
Construction Materials (0.59%)
Martin Marietta Materials, Inc.	29,000	7,948,900

REAL ESTATE (3.75%)
Equity Real Estate Investment Trusts (REITs) (3.75%)
American Tower Corp.	66,600	14,727,258
Equinix, Inc.	31,357	18,086,718
Equity LifeStyle Properties, Inc.	33,000	4,408,800
Equity Residential	101,600	8,764,016
Sun Communities, Inc.	30,000	4,453,500
		50,440,292
UTILITIES (0.95%)
Electric Utilities (0.95%)
Edison International	170,095	12,828,565

TOTAL COMMON STOCKS
(COST OF $1,049,980,800)		1,318,342,510

See Notes to Schedule of Investments.

Liberty All-Star® Equity Fund	Schedule of Investments
September 30, 2019 (Unaudited)

	SHARES	MARKET VALUE
SHORT TERM INVESTMENTS (2.68%)
MONEY MARKET FUND (2.16%)
State Street Institutional US Government Money Market Fund, 1.879%(d)
(COST OF $29,030,695)	29,030,695	$29,030,695

INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED (0.52%)
State Street Navigator Securities Lending Government Money Market Portfolio, 2.09%
(COST OF $7,044,096)	7,044,096	7,044,096

TOTAL SHORT TERM INVESTMENTS
(COST OF $36,074,791)		36,074,791

TOTAL INVESTMENTS (100.54%)
(COST OF $1,086,055,591)		1,354,417,301

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.54%)		(7,310,849)

NET ASSETS (100.00%)		$1,347,106,452

NET ASSET VALUE PER SHARE
(206,801,105 SHARES OUTSTANDING)		$6.51

(a)	Non-income producing security.
(b)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $6,940,991.
(c)	American Depositary Receipt.
(d)	Rate reflects seven-day effective yield on September 30, 2019.

See Notes to Schedule of Investments.

Liberty All-Star® Equity Fund	Notes to Schedule of Investments
September 30, 2019 (Unaudited)

Security Valuation

Equity securities are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Cash collateral from securities lending activity is reinvested in the State Street Navigator Securities Lending Government Money Market Portfolio (“State Street Navigator”), a registered investment company under the Investment Company Act of 1940 (the “1940 Act”), which operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. Shares of registered investment companies are valued daily at that investment company’s net asset value per share.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees (the "Board"). When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Fund is priced that materially affects the value of a security, the security will be valued by the Fund’s Valuation Committee using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact a Fund’s net asset value include, but are not limited to: single issuer events such as corporate actions, reorganizations, mergers, spin-offs, liquidations, acquisitions and buyouts; corporate announcements on earnings or product offerings; regulatory news; and litigation and multiple issuer events such as governmental actions; natural disasters or armed conflicts that affect a country or a region; or significant market fluctuations. Potential significant events are monitored by the Advisor, ALPS Advisors, Inc. (the “Advisor”), Sub-Advisers and/or the Valuation Committee through independent reviews of market indicators, general news sources and communications from the Fund’s custodian. As of September 30, 2019, the Fund held no securities that were fair valued.

Security Transactions

Security transactions are recorded on trade date. Cost is determined and gains/(losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

The Fund estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. Once the REIT reports annually the tax character of its distributions, the Fund revises its estimates. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Lending of Portfolio Securities

The Fund may lend its portfolio securities only to borrowers that are approved by the Fund’s securities lending agent, State Street Bank & Trust Co. (“SSB”). The Fund will limit such lending to not more than 30% of the value of its total assets. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollar only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, or by irrevocable bank letters of credit issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of no less than 105% of the market value for all other securities. The collateral is maintained thereafter, at a market value equal to no less than 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash collateral received is reinvested in State Street Navigator. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Schedule of Investments as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities.

The following is a summary of the Fund’s securities lending positions and related cash and non-cash collateral received as of September 30, 2019:

Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
$ 6,940,991	$ 7,044,096	$ -	$ 7,044,096

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities that are valued based on unadjusted quoted prices in active markets are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in shares of registered investment companies are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$1,318,342,510	$–	$–	$1,318,342,510
Short Term Investments	36,074,791	–	–	36,074,791
Total	$1,354,417,301	$–	$–	$1,354,417,301

*	See Schedule of Investments for industry classifications.

The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value during the period.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund’s organizational documents and by contract, the Trustees and Officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.